First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Banks — 99.7%
20,303	Ameris Bancorp	$1,270,359
12,414	Axos Financial, Inc. (a)	867,118
8,103	BancFirst Corp.	949,510
16,452	Bancorp (The), Inc. (a)	865,869
333,121	Bank of America Corp.	14,640,668
40,440	Bank OZK	1,800,793
24,492	BankUnited, Inc.	934,860
17,888	BOK Financial Corp.	1,904,178
22,719	Cathay General Bancorp	1,081,652
216,703	Citigroup, Inc.	15,253,724
157,657	Citizens Financial Group, Inc.	6,899,070
72,429	Columbia Banking System, Inc.	1,956,307
17,646	Commerce Bancshares, Inc.	1,099,522
14,084	Community Financial System, Inc.	868,701
11,616	Cullen/Frost Bankers, Inc.	1,559,448
30,186	East West Bancorp, Inc.	2,890,611
145,896	Fifth Third Bancorp	6,168,483
40,322	First BanCorp	749,586
3,345	First Citizens BancShares, Inc., Class A	7,068,052
32,567	First Financial Bancorp	875,401
23,566	First Financial Bankshares, Inc.	849,554
186,556	First Horizon Corp.	3,757,238
48,453	Fulton Financial Corp.	934,174
25,853	Hancock Whitney Corp.	1,414,676
49,730	Home BancShares, Inc.	1,407,359
413,669	Huntington Bancshares, Inc.	6,730,395
14,148	International Bancshares Corp.	893,588
60,392	JPMorgan Chase & Co.	14,476,566
259,791	KeyCorp	4,452,818
39,436	M&T Bank Corp.	7,414,362
98,099	Old National Bancorp	2,129,239
4,899	Park National Corp.	839,836
21,340	Pinnacle Financial Partners, Inc.	2,441,083
36,668	PNC Financial Services Group (The), Inc.	7,071,424
18,250	Popular, Inc.	1,716,595
35,135	Prosperity Bancshares, Inc.	2,647,422
245,885	Regions Financial Corp.	5,783,215
10,639	ServisFirst Bancshares, Inc.	901,549
20,803	SouthState Corp.	2,069,482
36,288	Synovus Financial Corp.	1,859,034
287,417	U.S. Bancorp	13,747,155
10,925	UMB Financial Corp.	1,232,995
44,815	United Bankshares, Inc.	1,682,803
23,511	WaFd, Inc.	757,995
64,718	Webster Financial Corp.	3,573,728
232,154	Wells Fargo & Co.	16,306,497
25,855	Western Alliance Bancorp	2,159,927
Shares	Description	Value

	Banks (Continued)
16,733	Wintrust Financial Corp.	$2,086,772
16,519	WSFS Financial Corp.	877,654
37,609	Zions Bancorp N.A.	2,040,288
	Total Common Stocks	183,959,335
	(Cost $167,851,862)
MONEY MARKET FUNDS — 0.1%
217,838	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	217,838
	(Cost $217,838)

	Total Investments — 99.8%	184,177,173
	(Cost $168,069,700)
	Net Other Assets and Liabilities — 0.2%	331,666
	Net Assets — 100.0%	$184,508,839

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 183,959,335	$ 183,959,335	$ —	$ —
Money Market Funds	217,838	217,838	—	—
Total Investments	$184,177,173	$184,177,173	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 34.9%
6,789	Brown-Forman Corp., Class B	$257,846
28,698	Coca-Cola (The) Co.	1,786,737
319	Coca-Cola Consolidated, Inc.	401,937
4,320	Constellation Brands, Inc., Class A	954,720
20,863	Keurig Dr Pepper, Inc.	670,120
18,572	Molson Coors Beverage Co., Class B	1,064,547
18,215	Monster Beverage Corp. (a)	957,380
2,897	National Beverage Corp.	123,615
12,030	PepsiCo, Inc.	1,829,282
		8,046,184
	Chemicals — 4.5%
18,148	Corteva, Inc.	1,033,710
	Consumer Staples Distribution & Retail — 2.6%
8,852	US Foods Holding Corp. (a)	597,156
	Food Products — 57.1%
34,099	Archer-Daniels-Midland Co.	1,722,682
10,257	Bunge Global S.A.	797,584
1,816	Cal-Maine Foods, Inc.	186,903
31,520	Conagra Brands, Inc.	874,680
7,937	Flowers Foods, Inc.	163,978
14,385	General Mills, Inc.	917,331
5,386	Hershey (The) Co.	912,119
19,070	Hormel Foods Corp.	598,226
4,633	Ingredion, Inc.	637,316
769	J & J Snack Foods Corp.	119,295
5,290	J.M. Smucker (The) Co.	582,535
52,289	Kraft Heinz (The) Co.	1,605,795
6,785	McCormick & Co., Inc.	517,288
28,961	Mondelez International, Inc., Class A	1,729,841
3,846	Post Holdings, Inc. (a)	440,213
10,312	The Campbell’s Company	431,867
16,169	Tyson Foods, Inc., Class A	928,747
		13,166,400
	Personal Care Products — 0.7%
2,339	BellRing Brands, Inc. (a)	176,220
	Total Common Stocks	23,019,670
	(Cost $27,418,380)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
20,514	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	$20,514
	(Cost $20,514)

	Total Investments — 99.9%	23,040,184
	(Cost $27,438,894)
	Net Other Assets and Liabilities — 0.1%	20,048
	Net Assets — 100.0%	$23,060,232

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,019,670	$ 23,019,670	$ —	$ —
Money Market Funds	20,514	20,514	—	—
Total Investments	$23,040,184	$23,040,184	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Energy Equipment & Services — 11.6%
41,097	Archrock, Inc.	$1,022,904
77,801	Baker Hughes Co.	3,191,397
13,968	Cactus, Inc., Class A	815,172
126,791	Halliburton Co.	3,447,447
47,276	Liberty Energy, Inc.	940,320
46,787	NOV, Inc.	683,090
30,804	Oceaneering International, Inc. (a)	803,368
144,704	Schlumberger N.V.	5,547,951
9,374	Tidewater, Inc. (a)	512,852
13,617	Valaris Ltd. (a)	602,416
7,923	Weatherford International PLC	567,525
		18,134,442
	Oil, Gas & Consumable Fuels — 88.2%
55,912	Antero Midstream Corp.	843,712
109,160	APA Corp.	2,520,504
30,885	Cheniere Energy, Inc.	6,636,260
87,720	Chevron Corp.	12,705,365
12,324	Chord Energy Corp.	1,440,922
30,047	CNX Resources Corp. (a)	1,101,824
114,054	ConocoPhillips	11,310,735
121,164	Coterra Energy, Inc.	3,094,529
32,707	CVR Energy, Inc.	612,929
144,909	Devon Energy Corp.	4,742,872
30,457	Diamondback Energy, Inc.	4,989,770
11,293	DT Midstream, Inc.	1,122,863
84,206	EOG Resources, Inc.	10,321,972
110,040	Exxon Mobil Corp.	11,837,003
5,732	Gulfport Energy Corp. (a)	1,055,834
44,689	HF Sinclair Corp.	1,566,349
300,838	Kinder Morgan, Inc.	8,242,961
35,867	Magnolia Oil & Gas Corp., Class A (b)	838,570
57,695	Marathon Petroleum Corp.	8,048,453
38,392	Matador Resources Co.	2,159,934
34,277	Northern Oil & Gas, Inc.	1,273,733
113,884	Occidental Petroleum Corp.	5,627,008
50,070	ONEOK, Inc.	5,027,028
91,580	Ovintiv, Inc.	3,708,990
206,067	Permian Resources Corp.	2,963,243
46,248	Phillips 66	5,269,035
35,662	SM Energy Co.	1,382,259
21,573	Targa Resources Corp.	3,850,781
957	Texas Pacific Land Corp.	1,058,404
44,225	Valero Energy Corp.	5,421,543
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
17,466	Viper Energy, Inc.	$857,057
123,170	Williams (The) Cos., Inc.	6,665,960
		138,298,402
	Total Common Stocks	156,432,844
	(Cost $157,277,204)
MONEY MARKET FUNDS — 0.2%
248,679	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (c)	248,679
	(Cost $248,679)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$769,677	Bank of America Corp., 4.45% (c), dated 12/31/24, due 01/02/25, with a maturity value of $769,867. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $785,071. (d)	769,677
	(Cost $769,677)

	Total Investments — 100.5%	157,451,200
	(Cost $158,295,560)
	Net Other Assets and Liabilities — (0.5)%	(760,871)
	Net Assets — 100.0%	$156,690,329

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $754,706 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $769,677.

(c)	Rate shown reflects yield as of December 31, 2024.
(d)	This security serves as collateral for securities on loan.

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 156,432,844	$ 156,432,844	$ —	$ —
Money Market Funds	248,679	248,679	—	—
Repurchase Agreements	769,677	—	769,677	—
Total Investments	$157,451,200	$156,681,523	$769,677	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 39.8%
5,944	AbbVie, Inc.	$1,056,249
4,887	ACADIA Pharmaceuticals, Inc. (a)	89,676
4,681	ADMA Biologics, Inc. (a)	80,279
5,771	Alkermes PLC (a)	165,974
386	Alnylam Pharmaceuticals, Inc. (a)	90,830
1,748	Amgen, Inc.	455,599
1,179	Arcellx, Inc. (a)	90,418
1,842	Avidity Biosciences, Inc. (a)	53,565
2,849	Biogen, Inc. (a)	435,669
997	BioMarin Pharmaceutical, Inc. (a)	65,533
848	Blueprint Medicines Corp. (a)	73,963
1,314	Exact Sciences Corp. (a)	73,834
4,917	Exelixis, Inc. (a)	163,736
7,385	Gilead Sciences, Inc.	682,152
3,396	Halozyme Therapeutics, Inc. (a)	162,363
1,234	Incyte Corp. (a)	85,232
1,060	Insmed, Inc. (a)	73,182
1,700	Ionis Pharmaceuticals, Inc. (a)	59,432
415	Krystal Biotech, Inc. (a)	65,014
1,676	Kymera Therapeutics, Inc. (a)	67,425
2,860	Myriad Genetics, Inc. (a)	39,211
1,739	Neurocrine Biosciences, Inc. (a)	237,373
2,643	Protagonist Therapeutics, Inc. (a)	102,020
492	Regeneron Pharmaceuticals, Inc. (a)	350,466
6,626	Roivant Sciences Ltd. (a)	78,386
597	Sarepta Therapeutics, Inc. (a)	72,589
3,450	TG Therapeutics, Inc. (a)	103,845
1,874	Twist Bioscience Corp. (a)	87,085
1,550	United Therapeutics Corp. (a)	546,902
1,569	Vericel Corp. (a)	86,154
163	Vertex Pharmaceuticals, Inc. (a)	65,640
1,264	Viking Therapeutics, Inc. (a)	50,863
		5,910,659
	Health Care Providers & Services — 4.1%
5,176	Cardinal Health, Inc.	612,166
	Life Sciences Tools & Services — 4.3%
1,930	Charles River Laboratories International, Inc. (a)	356,278
823	Medpace Holdings, Inc. (a)	273,425
		629,703
	Pharmaceuticals — 51.7%
9,357	Amneal Pharmaceuticals, Inc. (a)	74,107
23,361	Bristol-Myers Squibb Co.	1,321,298
2,296	Corcept Therapeutics, Inc. (a)	115,695
Shares	Description	Value

	Pharmaceuticals (Continued)
20,037	Elanco Animal Health, Inc. (a)	$242,648
608	Eli Lilly & Co.	469,376
1,106	Intra-Cellular Therapies, Inc. (a)	92,373
4,269	Jazz Pharmaceuticals PLC (a)	525,727
7,035	Johnson & Johnson	1,017,402
9,851	Merck & Co., Inc.	979,978
24,418	Organon & Co.	364,317
5,556	Perrigo Co. PLC	142,845
40,224	Pfizer, Inc.	1,067,143
1,816	Prestige Consumer Healthcare, Inc. (a)	141,811
48,299	Viatris, Inc.	601,323
3,180	Zoetis, Inc.	518,117
		7,674,160
	Total Common Stocks	14,826,688
	(Cost $16,100,431)
MONEY MARKET FUNDS — 0.1%
11,249	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	11,249
	(Cost $11,249)

	Total Investments — 100.0%	14,837,937
	(Cost $16,111,680)
	Net Other Assets and Liabilities — 0.0%	439
	Net Assets — 100.0%	$14,838,376

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 14,826,688	$ 14,826,688	$ —	$ —
Money Market Funds	11,249	11,249	—	—
Total Investments	$14,837,937	$14,837,937	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Electronic Equipment, Instruments & Components — 4.1%
183,215	Avnet, Inc.	$9,585,809
82,569	Coherent Corp. (a)	7,821,761
		17,407,570
	Semiconductors & Semiconductor Equipment — 95.7%
76,455	Advanced Micro Devices, Inc. (a)	9,234,999
544,241	Amkor Technology, Inc.	13,981,551
77,073	Analog Devices, Inc.	16,374,930
183,601	Applied Materials, Inc.	29,859,031
20,966	Axcelis Technologies, Inc. (a)	1,464,894
222,433	Broadcom, Inc.	51,568,867
47,835	Cirrus Logic, Inc. (a)	4,763,409
46,978	FormFactor, Inc. (a)	2,067,032
13,672	Impinj, Inc. (a)	1,985,995
1,643,016	Intel Corp.	32,942,471
22,129	KLA Corp.	13,943,925
220,547	Lam Research Corp.	15,930,110
49,859	Lattice Semiconductor Corp. (a)	2,824,512
21,005	MACOM Technology Solutions Holdings, Inc. (a)	2,728,760
194,414	Marvell Technology, Inc.	21,473,026
220,359	Microchip Technology, Inc.	12,637,589
188,108	Micron Technology, Inc.	15,831,169
8,708	Monolithic Power Systems, Inc.	5,152,524
303,392	NVIDIA Corp.	40,742,512
70,605	NXP Semiconductors N.V.	14,675,249
232,499	ON Semiconductor Corp. (a)	14,659,062
10,729	Onto Innovation, Inc. (a)	1,788,202
95,964	Qorvo, Inc. (a)	6,710,763
206,549	QUALCOMM, Inc.	31,730,057
59,337	Rambus, Inc. (a)	3,136,554
52,286	Semtech Corp. (a)	3,233,889
165,197	Skyworks Solutions, Inc.	14,649,670
64,531	Teradyne, Inc.	8,125,743
84,462	Texas Instruments, Inc.	15,837,470
		410,053,965
	Total Common Stocks	427,461,535
	(Cost $423,312,372)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
910,651	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	$910,651
	(Cost $910,651)

	Total Investments — 100.0%	428,372,186
	(Cost $424,223,023)
	Net Other Assets and Liabilities — 0.0%	13,669
	Net Assets — 100.0%	$428,385,855

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 427,461,535	$ 427,461,535	$ —	$ —
Money Market Funds	910,651	910,651	—	—
Total Investments	$428,372,186	$428,372,186	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Air Freight & Logistics — 11.4%
1,417	C.H. Robinson Worldwide, Inc.	$146,405
2,096	Expeditors International of Washington, Inc.	232,174
3,864	FedEx Corp.	1,087,059
17,962	United Parcel Service, Inc., Class B	2,265,008
		3,730,646
	Automobile Components — 5.1%
11,486	Aptiv PLC (a)	694,674
15,256	BorgWarner, Inc.	484,988
1,293	Dorman Products, Inc. (a)	167,508
6,296	Gentex Corp.	180,884
1,449	Visteon Corp. (a)	128,555
		1,656,609
	Automobiles — 27.1%
206,351	Ford Motor Co.	2,042,875
46,385	General Motors Co.	2,470,929
10,784	Tesla, Inc. (a)	4,355,010
		8,868,814
	Distributors — 2.6%
4,132	Genuine Parts Co.	482,453
10,035	LKQ Corp.	368,786
		851,239
	Ground Transportation — 20.8%
33,689	CSX Corp.	1,087,144
3,142	J.B. Hunt Transport Services, Inc.	536,214
803	Landstar System, Inc.	138,003
4,507	Norfolk Southern Corp.	1,057,793
3,290	Old Dominion Freight Line, Inc.	580,356
5,153	RXO, Inc. (a)	122,847
5,709	Ryder System, Inc.	895,514
9,017	Union Pacific Corp.	2,056,237
2,560	XPO, Inc. (a)	335,744
		6,809,852
	Machinery — 8.4%
3,174	Allison Transmission Holdings, Inc.	342,983
1,552	Federal Signal Corp.	143,389
1,359	Oshkosh Corp.	129,200
12,004	PACCAR, Inc.	1,248,656
4,992	Trinity Industries, Inc.	175,219
3,662	Westinghouse Air Brake Technologies Corp.	694,279
		2,733,726
Shares	Description	Value

	Marine Transportation — 1.3%
1,912	Kirby Corp. (a)	$202,290
1,616	Matson, Inc.	217,901
		420,191
	Oil, Gas & Consumable Fuels — 0.5%
4,068	International Seaways, Inc.	146,204
	Passenger Airlines — 14.8%
25,772	Delta Air Lines, Inc.	1,559,206
3,445	SkyWest, Inc. (a)	344,948
11,495	Southwest Airlines Co.	386,462
26,216	United Airlines Holdings, Inc. (a)	2,545,573
		4,836,189
	Trading Companies & Distributors — 7.6%
13,327	Air Lease Corp.	642,495
1,300	GATX Corp.	201,448
2,893	Herc Holdings, Inc.	547,732
1,558	United Rentals, Inc.	1,097,517
		2,489,192
	Total Common Stocks	32,542,662
	(Cost $29,485,407)
MONEY MARKET FUNDS — 0.0%
9,049	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	9,049
	(Cost $9,049)

	Total Investments — 99.6%	32,551,711
	(Cost $29,494,456)
	Net Other Assets and Liabilities — 0.4%	119,755
	Net Assets — 100.0%	$32,671,466

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 32,542,662	$ 32,542,662	$ —	$ —
Money Market Funds	9,049	9,049	—	—
Total Investments	$32,551,711	$32,551,711	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Air Freight & Logistics — 4.7%
2,142	DHL Group (EUR)	$75,395
333	FedEx Corp.	93,683
662	United Parcel Service, Inc., Class B	83,478
		252,556
	Broadline Retail — 16.0%
804	Alibaba Group Holding Ltd., ADR	68,171
471	Amazon.com, Inc. (b)	103,333
3,443	Coupang, Inc. (b)	75,677
1,331	eBay, Inc.	82,456
2,034	JD.com, Inc., ADR	70,519
43	MercadoLibre, Inc. (b)	73,119
365	Naspers Ltd., Class N (ZAR)	80,717
670	Next PLC (GBP)	79,666
621	PDD Holdings, Inc., ADR (b)	60,231
2,034	Prosus N.V. (EUR)	80,800
13,800	Rakuten Group, Inc. (JPY) (b)	75,330
		850,019
	Commercial Services & Supplies — 1.7%
1,581	Copart, Inc. (b)	90,734
	Consumer Staples Distribution & Retail — 4.7%
156,000	Alibaba Health Information Technology Ltd. (HKD) (b)	66,685
23,742	JD Health International, Inc. (HKD) (b) (c) (d)	85,899
1,104	Walmart, Inc.	99,747
		252,331
	Electronic Equipment, Instruments & Components — 1.7%
238	Zebra Technologies Corp., Class A (b)	91,920
	Financial Services — 10.3%
59	Adyen N.V. (EUR) (b) (c) (d)	87,822
262	Corpay, Inc. (b)	88,666
1,016	Fidelity National Information Services, Inc.	82,062
468	Fiserv, Inc. (b)	96,137
889	Global Payments, Inc.	99,621
1,113	PayPal Holdings, Inc. (b)	94,995
		549,303
	Ground Transportation — 1.3%
1,128	Uber Technologies, Inc. (b)	68,041
Shares	Description	Value

	Hotels, Restaurants & Leisure — 11.6%
662	Airbnb, Inc., Class A (b)	$86,993
20	Booking Holdings, Inc.	99,368
2,025	Delivery Hero SE (EUR) (b) (c) (d)	56,887
608	DoorDash, Inc., Class A (b)	101,992
583	Expedia Group, Inc. (b)	108,630
3,505	Meituan, Class B (HKD) (b) (c) (d)	68,461
1,377	Trip.com Group Ltd., ADR (b)	94,545
		616,876
	Industrial REITs — 1.5%
743	Prologis, Inc.	78,535
	Interactive Media & Services — 24.4%
542	Alphabet, Inc., Class A	102,601
7,828	Auto Trader Group PLC (GBP) (c) (d)	77,712
845	Baidu, Inc., ADR (b)	71,242
3,460	CAR Group Ltd. (AUD)	77,161
13,450	Kuaishou Technology (HKD) (b) (c) (d)	71,608
30,800	LY Corp. (JPY)	82,097
151	Meta Platforms, Inc., Class A	88,412
688	NAVER Corp. (KRW) (b)	92,955
2,605	Pinterest, Inc., Class A (b)	75,545
602	REA Group Ltd. (AUD)	86,933
1,258	Reddit, Inc., Class A (b)	205,607
10,815	Rightmove PLC (GBP)	86,895
1,026	Scout24 SE (EUR) (c) (d)	90,443
8,246	Snap, Inc., Class A (b)	88,809
		1,298,020
	IT Services — 2.1%
1,063	Shopify, Inc., Class A (b)	113,029
	Marine Transportation — 3.7%
61	A.P. Moller - Maersk A/S, Class B (DKK)	100,873
57,700	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	95,094
		195,967
	Real Estate Management & Development — 5.0%
1,175	CoStar Group, Inc. (b)	84,118
4,077	KE Holdings, Inc., ADR	75,098
1,451	Zillow Group, Inc., Class C (b)	107,447
		266,663
	Specialty Retail — 7.3%
901	Best Buy Co., Inc.	77,306
1,236	CarMax, Inc. (b)	101,055

First Trust S-Network E-Commerce ETF (ISHP)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Specialty Retail (Continued)
459	Carvana Co. (b)	$93,342
620	Williams-Sonoma, Inc.	114,812
		386,515
	Textiles, Apparel & Luxury Goods — 2.3%
321	Lululemon Athletica, Inc. (b)	122,754
	Wireless Telecommunication Services — 1.6%
25,044	Taiwan Mobile Co., Ltd. (TWD)	86,702

	Total Investments — 99.9%	5,319,965
	(Cost $4,528,718)
	Net Other Assets and Liabilities — 0.1%	4,981
	Net Assets — 100.0%	$5,324,946

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
REITs	– Real Estate Investment Trusts
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Country Allocation†	% of Net Assets
United States	57.5%
Cayman Islands	12.5
United Kingdom	4.6
Germany	4.2
Netherlands	3.2
Australia	3.1
Japan	3.0
Canada	2.1
Denmark	1.9
China	1.8
South Korea	1.7
Taiwan	1.6
South Africa	1.5
Bermuda	1.2
Total Investments	99.9
Net Other Assets and Liabilities	0.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Currency Exposure Diversification	% of Total Investments
USD	67.9%
EUR	7.4
HKD	7.3
GBP	4.6
AUD	3.1
JPY	3.0
DKK	1.9
KRW	1.7
TWD	1.6
ZAR	1.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,319,965	$ 5,319,965	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.1%
	Bermuda — 0.8%
255	Credicorp Ltd.	$46,746
78,000	Kunlun Energy Co., Ltd. (HKD)	84,361
		131,107
	Brazil — 8.1%
24,029	Ambev S.A. (BRL)	45,663
29,501	Banco do Brasil S.A. (BRL)	115,419
28,244	Banco Santander Brasil S.A. (BRL)	108,901
22,587	BB Seguridade Participacoes S.A. (BRL)	132,279
27,127	CCR S.A. (BRL)	44,656
3,667	Centrais Eletricas Brasileiras S.A. (BRL)	20,259
1,596	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	22,863
4,894	Cia De Sanena Do Parana (BRL)	22,015
14,160	Cia Paranaense de Energia - Copel, Class B (Preference Shares) (BRL)	20,972
3,221	Energisa S.A. (BRL)	19,020
10,328	Eneva S.A. (BRL) (c)	17,604
3,399	Engie Brasil Energia S.A. (BRL)	19,532
4,440	Equatorial Energia S.A. (BRL)	19,692
29,592	Gerdau S.A. (Preference Shares) (BRL)	86,891
22,205	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	110,453
76,055	Itausa S.A. (Preference Shares) (BRL)	108,705
27,056	Klabin S.A. (BRL)	101,605
1,600	Multiplan Empreendimentos Imobiliarios S.A. (BRL)	5,459
21,992	Porto Seguro S.A. (BRL)	130,111
12,331	Raia Drogasil S.A. (BRL)	43,912
16,412	Rumo S.A. (BRL)	47,393
1,687	Telefonica Brasil S.A. (BRL)	12,772
5,027	TIM S.A. (BRL)	11,783
8,899	Vale S.A. (BRL)	78,577
6,035	WEG S.A. (BRL)	51,550
		1,398,086
	Cayman Islands — 4.7%
22,000	China State Construction International Holdings Ltd. (HKD)	34,728
83,000	Hengan International Group Co., Ltd. (HKD)	239,917
10,100	Tencent Holdings Ltd. (HKD)	542,280
		816,925
Shares	Description	Value

	Chile — 0.9%
223,748	Banco de Chile (CLP)	$25,434
548,961	Banco Santander Chile (CLP)	26,109
6,697	Cencosud S.A. (CLP)	14,815
68,343	Cia Sud Americana de Vapores S.A. (CLP)	3,690
11,237	Empresas CMPC S.A. (CLP)	17,636
124,531	Enel Chile S.A. (CLP)	7,200
6,932	Falabella S.A. (CLP) (c)	24,500
1,995,134	Latam Airlines Group S.A. (CLP)	27,544
471	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	17,333
		164,261
	China — 11.8%
285,214	Agricultural Bank of China Ltd., Class H (HKD)	162,683
11,500	Anhui Conch Cement Co., Ltd., Class H (HKD)	29,436
284,930	Bank of China Ltd., Class H (HKD)	145,645
175,094	Bank of Communications Co., Ltd., Class H (HKD)	144,058
211,159	China CITIC Bank Corp., Ltd., Class H (HKD)	145,999
178,027	China Construction Bank Corp., Class H (HKD)	148,534
330,000	China Minsheng Banking Corp., Ltd., Class H (HKD)	146,163
129,821	China Petroleum & Chemical Corp., Class H (HKD)	74,383
17,936	China Shenhua Energy Co., Ltd., Class H (HKD)	77,595
2,027,002	China Tower Corp., Ltd., Class H (HKD) (d) (e)	292,307
4,998	Fuyao Glass Industry Group Co., Ltd., Class H (HKD) (d) (e)	36,005
225,566	Industrial & Commercial Bank of China Ltd., Class H (HKD)	151,313
282,325	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	140,678
98,000	PetroChina Co., Ltd., Class H (HKD)	77,096
90,752	PICC Property & Casualty Co., Ltd., Class H (HKD)	143,256
225,000	Postal Savings Bank of China Co., Ltd., Class H (HKD) (d) (e)	132,683
		2,047,834
	Czech Republic — 0.2%
796	CEZ A/S (CZK)	31,313

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Hong Kong — 1.8%
42,163	BOC Hong Kong Holdings Ltd. (HKD)	$135,447
22,000	China Merchants Port Holdings Co., Ltd. (HKD)	39,203
171,000	China Power International Development Ltd. (HKD)	69,795
30,000	China Resources Power Holdings Co., Ltd. (HKD)	72,927
		317,372
	Hungary — 0.4%
1,188	OTP Bank Nyrt (HUF)	64,876
	India — 36.6%
1,916	Apollo Hospitals Enterprise Ltd. (INR)	163,289
14,598	Asian Paints Ltd. (INR)	388,993
24,626	Bajaj Finserv Ltd. (INR)	451,049
10,217	Bata India Ltd. (INR)	164,078
16,339	Bharti Airtel Ltd. (INR)	303,015
1,193	Britannia Industries Ltd. (INR)	66,367
1,988	Colgate-Palmolive India Ltd. (INR)	62,246
12,098	Dabur India Ltd. (INR)	71,644
10,214	Dr. Reddy’s Laboratories Ltd. (INR)	165,653
28,057	HDFC Bank Ltd. (INR)	580,992
2,567	Hindustan Unilever Ltd. (INR)	69,767
38,175	ICICI Bank Ltd. (INR)	571,485
21,968	Infosys Ltd. (INR)	482,397
14,598	ITC Ltd. (INR)	82,467
26,213	Kotak Mahindra Bank Ltd. (INR)	546,848
1,111	Maruti Suzuki India Ltd. (INR)	140,908
106	MRF Ltd. (INR)	161,742
2,812	Nestle India Ltd. (INR)	71,276
343	Page Industries Ltd. (INR)	190,360
9,487	Pidilite Industries Ltd. (INR)	321,825
32,912	Reliance Industries Ltd. (INR)	467,249
7,158	Sun Pharmaceutical Industries Ltd. (INR)	157,714
9,653	Tata Consultancy Services Ltd. (INR)	461,691
6,319	Tata Consumer Products Ltd. (INR)	67,512
3,847	Titan Co., Ltd. (INR)	146,178
		6,356,745
	Indonesia — 2.7%
78,881	Alamtri Resources Indonesia Tbk PT (IDR)	11,909
99,838	Astra International Tbk PT (IDR)	30,395
Shares	Description	Value

	Indonesia (Continued)
147,523	Bank Central Asia Tbk PT (IDR)	$88,679
219,953	Bank Mandiri Persero Tbk PT (IDR)	77,896
284,706	Bank Negara Indonesia Persero Tbk PT (IDR)	76,947
307,713	Bank Rakyat Indonesia Persero Tbk PT (IDR)	78,004
200,204	Barito Pacific Tbk PT (IDR)	11,444
4,681,268	GoTo Gojek Tokopedia Tbk PT (IDR) (c)	20,359
77,284	Merdeka Copper Gold Tbk PT (IDR) (c)	7,755
264,028	Telkom Indonesia Persero Tbk PT (IDR)	44,456
7,743	United Tractors Tbk PT (IDR)	12,881
		460,725
	Luxembourg — 0.1%
1,868	Allegro.eu S.A. (PLN) (c) (d) (e)	12,248
	Malaysia — 2.6%
31,300	AMMB Holdings Bhd (MYR)	38,359
19,400	CIMB Group Holdings Bhd (MYR)	35,576
20,400	Gamuda Bhd (MYR)	21,625
17,600	Genting Bhd (MYR)	15,193
7,300	Hong Leong Bank Bhd (MYR)	33,566
10,400	IHH Healthcare Bhd (MYR)	16,979
28,100	IJM Corp. Bhd (MYR)	19,104
12,500	Inari Amertron Bhd (MYR)	8,554
14,900	Malayan Banking Bhd (MYR)	34,122
30,100	Press Metal Aluminium Holdings Bhd (MYR)	32,984
34,300	Public Bank Bhd (MYR)	34,979
25,300	RHB Bank Bhd (MYR)	36,664
30,300	Sime Darby Bhd (MYR)	15,992
13,400	Sunway Bhd (MYR)	14,355
11,600	Telekom Malaysia Bhd (MYR)	17,252
6,400	Tenaga Nasional Bhd (MYR)	21,383
36,600	YTL Corp. Bhd (MYR)	21,854
25,100	YTL Power International Bhd (MYR)	24,811
		443,352
	Mexico — 4.9%
11,073	Alsea S.A.B. de C.V. (MXN)	23,096
171,483	America Movil S.A.B. de C.V., Series B (MXN)	122,952
4,045	Arca Continental S.A.B. de C.V. (MXN)	33,511
63,231	Cemex S.A.B. de C.V., Series CPO (MXN)	35,420
4,272	Coca-Cola Femsa S.A.B. de C.V. (MXN)	33,189

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Mexico (Continued)
5,625	Corp Inmobiliaria Vesta S.A.B. de C.V. (MXN)	$14,355
13,043	Fibra Uno Administracion S.A. de C.V. (MXN)	12,961
3,831	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	32,649
2,037	Gruma S.A.B. de C.V., Class B (MXN)	31,838
4,584	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (MXN)	39,453
2,230	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (MXN)	39,201
1,368	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (MXN)	35,079
10,990	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	29,116
4,068	Grupo Comercial Chedraui S.A. de C.V. (MXN)	24,446
13,872	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	89,129
17,553	Grupo Mexico S.A.B. de C.V., Series B (MXN)	83,282
23,388	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (MXN)	32,977
4,641	Prologis Property Mexico S.A. de C.V. (MXN)	12,890
12,568	Qualitas Controladora S.A.B. de C.V. (MXN)	105,729
10,295	Wal-Mart de Mexico S.A.B. de C.V. (MXN)	27,101
		858,374
	Netherlands — 0.2%
2,133	NEPI Rockcastle N.V. (ZAR)	15,597
3,168	Pepco Group N.V. (PLN) (c) (e)	12,595
247	X5 Retail Group N.V., GDR (c) (e) (f) (g) (h)	0
		28,192
	Philippines — 1.5%
126,910	Ayala Land, Inc. (PHP)	57,482
30,064	BDO Unibank, Inc. (PHP)	74,841
9,780	International Container Terminal Services, Inc. (PHP)	65,262
4,260	SM Investments Corp. (PHP)	66,207
		263,792
	Poland — 1.3%
1,183	Alior Bank S.A. (PLN)	24,627
Shares	Description	Value

	Poland (Continued)
747	Bank Polska Kasa Opieki S.A. (PLN)	$24,941
373	CD Projekt S.A. (PLN)	17,290
237	Dino Polska S.A. (PLN) (c) (d) (e)	22,368
552	KGHM Polska Miedz S.A. (PLN)	15,370
4	LPP S.A. (PLN)	15,060
2,519	ORLEN S.A. (PLN)	28,787
1,959	Powszechna Kasa Oszczednosci Bank Polski S.A. (PLN)	28,345
2,607	Powszechny Zaklad Ubezpieczen S.A. (PLN)	28,934
241	Santander Bank Polska S.A. (PLN)	26,701
		232,423
	Russia — 0.0%
7,696	Alrosa PJSC (RUB) (c) (f) (g) (h)	0
40,399	Credit Bank of Moscow PJSC (RUB) (c) (f) (g) (h)	0
4,700	GMK Norilskiy Nickel PAO (RUB) (c) (f) (g) (h)	0
172,018	Inter RAO UES PJSC (RUB) (c) (f) (g) (h)	0
96	Magnit PJSC (RUB) (c) (f) (g) (h)	0
15,021	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (f) (g) (h)	0
2,140	Mobile TeleSystems PJSC (RUB) (c) (f) (g) (h)	0
1,668	Moscow Exchange MICEX-RTS PJSC (RUB) (c) (f) (g) (h)	0
4,741	Novolipetsk Steel PJSC (RUB) (c) (f) (g) (h)	0
85	Polyus PJSC (RUB) (c) (f) (g) (h)	0
676	Severstal PAO (RUB) (c) (f) (g) (h)	0
10,776	Sistema AFK PAO (RUB) (c) (f) (g) (h)	0
3,253	Tatneft PJSC (RUB) (c) (f) (g) (h)	0
		0
	Singapore — 0.2%
4,100	BOC Aviation Ltd. (HKD) (d) (e)	31,859
	South Africa — 5.0%
4,337	Absa Group Ltd. (ZAR)	43,608
6,294	African Rainbow Minerals Ltd. (ZAR)	50,159

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
1,475	Aspen Pharmacare Holdings Ltd. (ZAR)	$12,885
1,121	Bid Corp., Ltd. (ZAR)	25,577
1,242	Bidvest Group Ltd. (ZAR)	17,353
250	Capitec Bank Holdings Ltd. (ZAR)	41,523
1,250	Clicks Group Ltd. (ZAR)	24,713
4,429	Discovery Ltd. (ZAR)	45,712
793	Exxaro Resources Ltd. (ZAR)	6,637
9,161	FirstRand Ltd. (ZAR)	36,875
1,462	Foschini Group Ltd. (ZAR)	13,015
845	Mr Price Group Ltd. (ZAR)	13,220
7,328	MTN Group Ltd. (ZAR)	35,721
791	Naspers Ltd., Class N (ZAR)	174,923
2,545	Nedbank Group Ltd. (ZAR)	37,992
55,539	Old Mutual Ltd. (ZAR)	36,818
13,110	OUTsurance Group Ltd. (ZAR)	46,198
9,480	Pepkor Holdings Ltd. (ZAR) (d) (e)	14,543
4,836	Remgro Ltd. (ZAR)	39,746
8,646	Sanlam Ltd. (ZAR)	39,805
10,270	Sasol Ltd. (ZAR)	45,317
1,677	Shoprite Holdings Ltd. (ZAR)	26,171
3,140	Standard Bank Group Ltd. (ZAR)	36,899
3,353	Woolworths Holdings Ltd. (ZAR)	11,078
		876,488
	Taiwan — 11.2%
90,039	Asia Cement Corp. (TWD)	110,954
144,523	Chang Hwa Commercial Bank Ltd. (TWD)	78,688
69,325	China Steel Corp. (TWD)	41,551
18,474	Chunghwa Telecom Co., Ltd. (TWD)	69,592
92,227	E.Sun Financial Holding Co., Ltd. (TWD)	75,814
111,962	Far Eastern New Century Corp. (TWD)	107,917
25,562	Far EasTone Telecommunications Co., Ltd. (TWD)	69,705
94,415	First Financial Holding Co., Ltd. (TWD)	78,044
36,936	Formosa Chemicals & Fibre Corp. (TWD)	30,757
80,362	Formosa Plastics Corp. (TWD)	87,018
28,617	Fubon Financial Holding Co., Ltd. (TWD)	78,821
8,952	Hotai Motor Co., Ltd. (TWD)	169,022
Shares	Description	Value

	Taiwan (Continued)
100,660	Hua Nan Financial Holdings Co., Ltd. (TWD)	$80,290
65,826	Mega Financial Holding Co., Ltd. (TWD)	77,703
5,998	President Chain Store Corp. (TWD)	48,117
67,020	Shanghai Commercial & Savings Bank (The) Ltd. (TWD)	80,953
106,679	SinoPac Financial Holdings Co., Ltd. (TWD)	74,515
46,317	TA Chen Stainless Pipe (TWD)	42,736
140,596	Taishin Financial Holding Co., Ltd. (TWD)	74,620
162,192	Taiwan Business Bank (TWD)	73,466
99,883	Taiwan Cooperative Financial Holding Co., Ltd. (TWD)	74,034
20,161	Taiwan Mobile Co., Ltd. (TWD)	69,797
127,200	TCC Group Holdings Co., Ltd. (TWD)	122,992
20,291	Uni-President Enterprises Corp. (TWD)	50,071
81,608	Yuanta Financial Holding Co., Ltd. (TWD)	84,634
		1,951,811
	Thailand — 3.3%
10,600	Airports of Thailand PCL (THB)	18,498
4,900	Bangkok Bank PCL (THB)	21,701
47,300	Bangkok Dusit Medical Services PCL (THB)	33,989
83,100	Bangkok Expressway & Metro PCL (THB)	17,305
5,300	Bumrungrad Hospital PCL (THB)	31,012
18,600	Central Pattana PCL (THB)	31,095
16,000	Central Retail Corp. PCL (THB) (d) (e)	15,955
43,300	Charoen Pokphand Foods PCL (THB)	28,956
15,900	CP ALL PCL (THB)	25,999
22,600	Gulf Energy Development PCL (THB) (e)	39,440
47,700	Home Product Center PCL (THB)	13,151
4,900	Kasikornbank PCL (THB)	22,348
35,800	Krung Thai Bank PCL (THB)	22,050
15,100	Krungthai Card PCL (THB)	22,144
17,600	Minor International PCL (THB)	13,421
6,200	PTT Exploration & Production PCL (THB)	21,640
46,400	PTT Oil & Retail Business PCL (THB) (d) (e)	18,100
24,000	PTT PCL (THB)	22,349

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Thailand (Continued)
6,800	SCB X PCL (THB)	$23,435
23,300	SCG Packaging PCL (THB)	13,394
2,800	Siam Cement (The) PCL (THB)	13,797
77,400	Thai Beverage PCL (SGD)	30,889
15,900	Thai Oil PCL (THB)	13,174
374,100	TMBThanachart Bank PCL (THB)	20,408
118,400	True Corp. PCL (THB) (c)	38,546
		572,796
	Turkey — 1.8%
734	AG Anadolu Grubu Holding A/S (TRY)	6,495
9,547	Akbank T.A.S. (TRY)	17,503
2,184	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY)	11,830
2,621	Arcelik A/S (TRY) (c)	10,522
3,860	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	7,912
2,934	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY)	9,448
864	BIM Birlesik Magazalar A/S (TRY)	12,909
7,522	Coca-Cola Icecek A/S (TRY)	12,749
5,049	Enka Insaat ve Sanayi A/S (TRY)	6,937
25,844	Eregli Demir ve Celik Fabrikalari T.A.S. (TRY)	17,828
412	Ford Otomotiv Sanayi A/S (TRY)	10,914
6,041	Haci Omer Sabanci Holding A/S (TRY)	16,396
4,531	KOC Holding A/S (TRY)	22,878
953	Migros Ticaret A/S (TRY)	14,738
13,414	Oyak Cimento Fabrikalari A/S (TRY) (i)	9,102
1,580	Pegasus Hava Tasimaciligi A/S (TRY) (i)	9,514
916	TAV Havalimanlari Holding A/S (TRY) (c)	7,096
1,755	Tofas Turk Otomobil Fabrikasi A/S (TRY)	10,176
1,327	Turk Hava Yollari AO (TRY) (c)	10,542
5,860	Turkcell Iletisim Hizmetleri A/S (TRY)	15,374
41,829	Turkiye Is Bankasi A/S, Class C (TRY)	16,012
5,494	Turkiye Petrol Rafinerileri A/S (TRY)	22,040
5,307	Turkiye Sise ve Cam Fabrikalari A/S (TRY)	6,230
Shares	Description	Value

	Turkey (Continued)
25,704	Turkiye Vakiflar Bankasi TAO, Class D (TRY) (c)	$16,946
19,020	Yapi ve Kredi Bankasi A/S (TRY)	16,465
		318,556
	Total Common Stocks	17,379,135
	(Cost $17,201,560)
MONEY MARKET FUNDS — 0.1%
17,923	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (j)	17,923
	(Cost $17,923)

	Total Investments — 100.2%	17,397,058
	(Cost $17,219,483)
	Net Other Assets and Liabilities — (0.2)%	(27,754)
	Net Assets — 100.0%	$17,369,304

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(i)	Non-income producing security which makes payment-in- kind distributions.
(j)	Rate shown reflects yield as of December 31, 2024.

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
CZK	– Czech Koruna
GDR	– Global Depositary Receipt
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Sector Allocation	% of Total Investments
Financials	40.9%
Materials	10.4
Communication Services	9.6
Consumer Discretionary	8.3
Consumer Staples	8.1
Information Technology	5.5
Industrials	5.0
Energy	4.8
Health Care	3.3
All Other	4.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
INR	36.5%
HKD	19.0
TWD	11.2
BRL	8.0
ZAR	5.1
MXN	4.9
THB	3.1
IDR	2.7
MYR	2.6
TRY	1.8
PHP	1.5
PLN	1.5
CLP	0.9
HUF	0.4
USD	0.4
CZK	0.2
SGD	0.2
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Netherlands	$ 28,192	$ 28,192	$ —	$ —**
Russia	—**	—	—	—**
Thailand	572,796	69,435	503,361	—
Other Country Categories*	16,778,147	16,778,147	—	—
Money Market Funds	17,923	17,923	—	—
Total Investments	$17,397,058	$16,893,697	$503,361	$—**

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Aerospace & Defense — 2.4%
986	Lockheed Martin Corp.	$479,137
	Capital Markets — 10.1%
1,868	Ameriprise Financial, Inc.	994,579
318	Blackrock, Inc.	325,985
1,243	Blackstone, Inc.	214,318
2,065	CME Group, Inc.	479,555
		2,014,437
	Chemicals — 3.9%
7,468	LyondellBasell Industries N.V., Class A	554,648
666	Sherwin-Williams (The) Co.	226,394
		781,042
	Electrical Equipment — 1.0%
623	Eaton Corp. PLC	206,755
	Electronic Equipment, Instruments & Components — 2.3%
3,186	TE Connectivity PLC	455,502
	Energy Equipment & Services — 1.8%
9,354	Schlumberger N.V.	358,632
	Financial Services — 3.6%
173	Berkshire Hathaway, Inc., Class B (a)	78,418
474	Mastercard, Inc., Class A	249,594
1,198	Visa, Inc., Class A	378,616
		706,628
	Food Products — 2.5%
7,649	General Mills, Inc.	487,777
	Ground Transportation — 1.6%
1,358	Union Pacific Corp.	309,678
	Health Care Equipment & Supplies — 3.2%
2,628	Abbott Laboratories	297,253
4,293	Medtronic PLC	342,925
		640,178
	Health Care Providers & Services — 6.8%
6,599	Cardinal Health, Inc.	780,464
1,018	McKesson Corp.	580,168
		1,360,632
	Hotels, Restaurants & Leisure — 1.2%
788	McDonald’s Corp.	228,433
	Household Durables — 2.4%
58	NVR, Inc. (a)	474,376
Shares	Description	Value

	Household Products — 5.2%
3,430	Colgate-Palmolive Co.	$311,821
2,825	Kimberly-Clark Corp.	370,188
2,121	Procter & Gamble (The) Co.	355,586
		1,037,595
	Insurance — 14.7%
4,660	Aflac, Inc.	482,030
732	Chubb Ltd.	202,252
5,063	Hartford Financial Services Group (The), Inc.	553,892
5,777	MetLife, Inc.	473,021
11,858	Principal Financial Group, Inc.	917,928
1,228	Travelers (The) Cos., Inc.	295,813
		2,924,936
	Interactive Media & Services — 1.3%
1,369	Alphabet, Inc., Class A	259,152
	IT Services — 0.7%
412	Accenture PLC, Class A	144,937
	Media — 5.4%
2,110	Charter Communications, Inc., Class A (a)	723,245
9,273	Comcast Corp., Class A	348,015
		1,071,260
	Oil, Gas & Consumable Fuels — 6.7%
5,567	EOG Resources, Inc.	682,403
23,358	Kinder Morgan, Inc.	640,009
		1,322,412
	Pharmaceuticals — 4.0%
3,208	Johnson & Johnson	463,941
3,420	Merck & Co., Inc.	340,222
		804,163
	Professional Services — 3.2%
1,046	Automatic Data Processing, Inc.	306,196
2,283	Paychex, Inc.	320,122
		626,318
	Semiconductors & Semiconductor Equipment — 2.5%
884	Applied Materials, Inc.	143,765
184	KLA Corp.	115,942
1,561	QUALCOMM, Inc.	239,801
		499,508
	Software — 2.1%
403	Adobe, Inc. (a)	179,206
195	Microsoft Corp.	82,193
935	Oracle Corp.	155,808
		417,207

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 1.4%
239	O’Reilly Automotive, Inc. (a)	$283,406
	Technology Hardware, Storage & Peripherals — 4.5%
1,305	Apple, Inc.	326,798
17,501	HP, Inc.	571,058
		897,856
	Tobacco — 5.2%
19,957	Altria Group, Inc.	1,043,551
	Total Common Stocks	19,835,508
	(Cost $19,445,215)
MONEY MARKET FUNDS — 0.1%
13,871	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	13,871
	(Cost $13,871)

	Total Investments — 99.8%	19,849,379
	(Cost $19,459,086)
	Net Other Assets and Liabilities — 0.2%	44,779
	Net Assets — 100.0%	$19,894,158

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,835,508	$ 19,835,508	$ —	$ —
Money Market Funds	13,871	13,871	—	—
Total Investments	$19,849,379	$19,849,379	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.9%
899	L3Harris Technologies, Inc.	$189,042
429	Lockheed Martin Corp.	208,468
		397,510
	Air Freight & Logistics — 1.7%
2,367	C.H. Robinson Worldwide, Inc.	244,558
3,886	United Parcel Service, Inc., Class B	490,025
		734,583
	Banks — 1.0%
2,326	M&T Bank Corp.	437,311
	Biotechnology — 1.1%
2,815	AbbVie, Inc.	500,226
	Capital Markets — 6.3%
326	Blackrock, Inc.	334,186
1,354	CME Group, Inc.	314,439
45,379	Franklin Resources, Inc.	920,740
4,836	Northern Trust Corp.	495,690
6,064	T. Rowe Price Group, Inc.	685,778
		2,750,833
	Chemicals — 1.5%
485	Air Products and Chemicals, Inc.	140,669
1,841	CF Industries Holdings, Inc.	157,074
1,783	Eastman Chemical Co.	162,824
3,760	FMC Corp.	182,774
		643,341
	Containers & Packaging — 0.6%
26,200	Amcor PLC	246,542
	Distributors — 1.9%
5,233	Genuine Parts Co.	611,005
698	Pool Corp.	237,976
		848,981
	Diversified Telecommunication Services — 3.4%
36,789	Verizon Communications, Inc.	1,471,192
	Electric Utilities — 2.5%
1,754	American Electric Power Co., Inc.	161,771
2,125	Edison International	169,660
2,538	Entergy Corp.	192,431
3,416	Evergy, Inc.	210,255
3,195	Eversource Energy	183,489
2,252	Pinnacle West Capital Corp.	190,902
		1,108,508
	Electrical Equipment — 0.6%
1,994	Emerson Electric Co.	247,116
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 6.8%
8,239	Amphenol Corp., Class A	$572,199
30,087	Corning, Inc.	1,429,734
6,656	TE Connectivity PLC	951,608
		2,953,541
	Food Products — 3.6%
13,781	Conagra Brands, Inc.	382,423
4,450	General Mills, Inc.	283,776
10,772	Hormel Foods Corp.	337,918
3,275	Kellanova	265,177
5,237	Tyson Foods, Inc., Class A	300,813
		1,570,107
	Ground Transportation — 1.1%
964	Norfolk Southern Corp.	226,251
1,060	Union Pacific Corp.	241,722
		467,973
	Health Care Equipment & Supplies — 2.4%
2,816	Abbott Laboratories	318,518
1,123	Becton Dickinson & Co.	254,775
5,813	Medtronic PLC	464,342
		1,037,635
	Health Care Providers & Services — 3.8%
2,775	Cardinal Health, Inc.	328,199
864	Cigna Group (The)	238,585
12,819	CVS Health Corp.	575,445
2,080	Quest Diagnostics, Inc.	313,789
436	UnitedHealth Group, Inc.	220,555
		1,676,573
	Hotels, Restaurants & Leisure — 1.1%
1,594	McDonald’s Corp.	462,085
	Household Durables — 1.4%
2,175	Garmin Ltd.	448,615
1,254	Lennar Corp., Class A	171,008
		619,623
	Household Products — 0.7%
2,352	Kimberly-Clark Corp.	308,206
	Insurance — 5.9%
2,382	Aflac, Inc.	246,394
2,569	Cincinnati Financial Corp.	369,165
787	Everest Group Ltd.	285,256
4,674	MetLife, Inc.	382,707
5,579	Principal Financial Group, Inc.	431,871
5,110	Prudential Financial, Inc.	605,689
1,043	Travelers (The) Cos., Inc.	251,248
		2,572,330

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 6.1%
2,610	Accenture PLC, Class A	$918,172
7,855	International Business Machines Corp.	1,726,765
		2,644,937
	Leisure Products — 1.6%
12,109	Hasbro, Inc.	677,014
	Machinery — 2.5%
761	Cummins, Inc.	265,285
1,008	Illinois Tool Works, Inc.	255,588
886	Snap-on, Inc.	300,779
3,254	Stanley Black & Decker, Inc.	261,264
		1,082,916
	Media — 5.2%
18,190	Comcast Corp., Class A	682,671
35,632	Interpublic Group of (The) Cos., Inc.	998,409
6,880	Omnicom Group, Inc.	591,955
		2,273,035
	Oil, Gas & Consumable Fuels — 3.4%
2,413	Chevron Corp.	349,499
11,989	Coterra Energy, Inc.	306,199
1,951	EOG Resources, Inc.	239,154
2,223	Exxon Mobil Corp.	239,128
3,658	ONEOK, Inc.	367,263
		1,501,243
	Personal Care Products — 0.7%
14,500	Kenvue, Inc.	309,575
	Pharmaceuticals — 4.0%
14,907	Bristol-Myers Squibb Co.	843,140
3,180	Johnson & Johnson	459,892
4,357	Merck & Co., Inc.	433,434
		1,736,466
	Professional Services — 1.3%
786	Automatic Data Processing, Inc.	230,086
2,318	Paychex, Inc.	325,030
		555,116
	Residential REITs — 1.1%
643	AvalonBay Communities, Inc.	141,440
538	Essex Property Trust, Inc.	153,567
1,161	Mid-America Apartment Communities, Inc.	179,456
		474,463
	Retail REITs — 0.9%
1,644	Federal Realty Investment Trust	184,046
3,855	Realty Income Corp.	205,895
		389,941
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 10.6%
3,952	Analog Devices, Inc.	$839,642
638	KLA Corp.	402,017
16,927	Microchip Technology, Inc.	970,763
6,753	QUALCOMM, Inc.	1,037,396
7,236	Texas Instruments, Inc.	1,356,822
		4,606,640
	Software — 1.0%
1,032	Microsoft Corp.	434,988
	Specialized REITs — 0.4%
894	Digital Realty Trust, Inc.	158,533
	Specialty Retail — 3.3%
7,995	Best Buy Co., Inc.	685,971
1,141	Home Depot (The), Inc.	443,838
1,294	Lowe’s Cos., Inc.	319,359
		1,449,168
	Technology Hardware, Storage & Peripherals — 7.2%
74,377	Hewlett Packard Enterprise Co.	1,587,949
47,842	HP, Inc.	1,561,084
		3,149,033
	Textiles, Apparel & Luxury Goods — 0.8%
4,379	NIKE, Inc., Class B	331,359
	Tobacco — 0.9%
3,146	Philip Morris International, Inc.	378,621
	Trading Companies & Distributors — 0.5%
3,247	Fastenal Co.	233,492

	Total Investments — 99.8%	43,440,756
	(Cost $41,327,442)
	Net Other Assets and Liabilities — 0.2%	79,290
	Net Assets — 100.0%	$43,520,046

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust S&P 500 Diversified Dividend Aristocrats ETF (KNGZ)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 43,440,756	$ 43,440,756	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
643	Curtiss-Wright Corp.	$228,181
	Air Freight & Logistics — 0.9%
1,945	Expeditors International of Washington, Inc.	215,448
	Automobile Components — 1.0%
7,833	Gentex Corp.	225,042
	Banks — 8.2%
1,965	City Holding Co.	232,813
4,016	Commerce Bancshares, Inc.	250,237
1,896	Cullen/Frost Bankers, Inc.	254,538
11,235	First BanCorp	208,859
3,638	International Bancshares Corp.	229,776
5,750	OFG Bancorp	243,340
3,164	Pathward Financial, Inc.	232,807
4,524	Westamerica BanCorp	237,329
		1,889,699
	Beverages — 1.8%
4,786	Brown-Forman Corp., Class B	181,772
182	Coca-Cola Consolidated, Inc.	229,318
		411,090
	Biotechnology — 2.9%
4,455	Halozyme Therapeutics, Inc. (a)	212,993
19,661	Roivant Sciences Ltd. (a)	232,590
637	United Therapeutics Corp. (a)	224,759
		670,342
	Building Products — 1.8%
2,976	A.O. Smith Corp.	202,993
1,528	Allegion PLC	199,679
		402,672
	Capital Markets — 11.6%
4,997	Artisan Partners Asset Management, Inc., Class A	215,121
1,120	Cboe Global Markets, Inc.	218,848
821	Evercore, Inc., Class A	227,573
498	FactSet Research Systems, Inc.	239,179
6,056	Federated Hermes, Inc.	248,962
1,350	Houlihan Lokey, Inc.	234,441
1,577	Interactive Brokers Group, Inc., Class A	278,609
681	Morningstar, Inc.	229,334
1,578	PJT Partners, Inc., Class A	249,024
1,692	Raymond James Financial, Inc.	262,818
3,195	SEI Investments Co.	263,524
		2,667,433
Shares	Description	Value

	Chemicals — 2.0%
2,790	CF Industries Holdings, Inc.	$238,043
1,755	RPM International, Inc.	215,970
		454,013
	Commercial Services & Supplies — 4.7%
3,084	Brady Corp., Class A	227,753
913	Clean Harbors, Inc. (a)	210,118
1,360	MSA Safety, Inc.	225,447
4,674	Rollins, Inc.	216,640
4,800	Tetra Tech, Inc.	191,232
		1,071,190
	Communications Equipment — 1.2%
1,079	F5, Inc. (a)	271,336
	Construction & Engineering — 1.0%
2,172	AECOM	232,013
	Consumer Staples Distribution & Retail — 1.0%
601	Casey’s General Stores, Inc.	238,134
	Containers & Packaging — 1.9%
1,080	Avery Dennison Corp.	202,100
1,065	Packaging Corp. of America	239,764
		441,864
	Distributors — 0.8%
1,637	Genuine Parts Co.	191,136
	Diversified Consumer Services — 5.4%
1,774	Grand Canyon Education, Inc. (a)	290,581
14,805	Laureate Education, Inc. (a)	270,783
11,112	Perdoceo Education Corp.	294,135
3,632	Stride, Inc. (a)	377,474
		1,232,973
	Entertainment — 1.1%
2,039	Live Nation Entertainment, Inc. (a)	264,051
	Financial Services — 2.0%
664	Corpay, Inc. (a)	224,711
2,375	Euronet Worldwide, Inc. (a)	244,245
		468,956
	Food Products — 3.0%
1,746	Ingredion, Inc.	240,180
1,333	Lancaster Colony Corp.	230,796
2,923	McCormick & Co., Inc.	222,849
		693,825

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation — 0.9%
1,249	Landstar System, Inc.	$214,653
	Health Care Providers & Services — 2.9%
385	Chemed Corp.	203,973
2,247	CorVel Corp. (a)	250,001
2,411	Encompass Health Corp.	222,656
		676,630
	Hotels, Restaurants & Leisure — 1.0%
1,274	Texas Roadhouse, Inc.	229,868
	Household Products — 3.0%
2,246	Church & Dwight Co., Inc.	235,179
1,449	Clorox (The) Co.	235,332
7,755	Reynolds Consumer Products, Inc.	209,307
		679,818
	Insurance — 10.0%
1,722	American Financial Group, Inc.	235,793
1,188	Assurant, Inc.	253,305
1,657	Cincinnati Financial Corp.	238,111
487	Erie Indemnity Co., Class A	200,756
611	Everest Group Ltd.	221,463
3,483	Mercury General Corp.	231,550
839	Primerica, Inc.	227,721
829	RenaissanceRe Holdings Ltd.	206,264
16,776	SiriusPoint Ltd. (a)	274,959
3,826	W.R. Berkley Corp.	223,898
		2,313,820
	Interactive Media & Services — 1.1%
6,771	Yelp, Inc. (a)	262,038
	Life Sciences Tools & Services — 1.1%
674	Waters Corp. (a)	250,041
	Machinery — 9.9%
2,330	Allison Transmission Holdings, Inc.	251,780
3,096	Donaldson Co., Inc.	208,516
1,206	Dover Corp.	226,246
5,323	Enerpac Tool Group Corp.	218,722
2,728	Graco, Inc.	229,943
1,113	IDEX Corp.	232,940
3,245	Mueller Industries, Inc.	257,523
911	Nordson Corp.	190,618
720	Snap-on, Inc.	244,425
1,138	Watts Water Technologies, Inc., Class A	231,355
		2,292,068
Shares	Description	Value

	Metals & Mining — 0.9%
1,716	Steel Dynamics, Inc.	$195,744
	Oil, Gas & Consumable Fuels — 1.8%
1,803	Chord Energy Corp.	210,807
8,972	Magnolia Oil & Gas Corp., Class A	209,765
		420,572
	Professional Services — 7.8%
6,245	Barrett Business Services, Inc.	271,283
1,432	Booz Allen Hamilton Holding Corp.	184,299
1,071	Broadridge Financial Solutions, Inc.	242,142
5,801	ExlService Holdings, Inc. (a)	257,448
1,026	FTI Consulting, Inc. (a)	196,099
2,608	Maximus, Inc.	194,687
3,534	Robert Half, Inc.	249,006
8,642	Verra Mobility Corp. (a)	208,964
		1,803,928
	Software — 3.2%
1,520	InterDigital, Inc.	294,454
786	Manhattan Associates, Inc. (a)	212,409
3,556	Progress Software Corp.	231,673
		738,536
	Textiles, Apparel & Luxury Goods — 1.9%
2,799	Kontoor Brands, Inc.	239,063
4,826	Steven Madden Ltd.	205,201
		444,264
	Trading Companies & Distributors — 1.1%
1,010	Applied Industrial Technologies, Inc.	241,865
	Total Common Stocks	23,033,243
	(Cost $21,918,710)
MONEY MARKET FUNDS — 0.1%
18,910	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	18,910
	(Cost $18,910)

	Total Investments — 100.0%	23,052,153
	(Cost $21,937,620)
	Net Other Assets and Liabilities — (0.0)%	(480)
	Net Assets — 100.0%	$23,051,673

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.

First Trust SMID Capital Strength ETF (FSCS)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 23,033,243	$ 23,033,243	$ —	$ —
Money Market Funds	18,910	18,910	—	—
Total Investments	$23,052,153	$23,052,153	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.3%
576	Axon Enterprise, Inc. (a)	$342,328
	Automobile Components — 1.0%
2,757	Visteon Corp. (a)	244,601
	Banks — 3.1%
2,116	City Holding Co.	250,704
4,754	Enterprise Financial Services Corp.	268,125
4,871	Westamerica BanCorp	255,533
		774,362
	Biotechnology — 6.2%
8,926	Alkermes PLC (a)	256,712
11,880	Catalyst Pharmaceuticals, Inc. (a)	247,936
8,731	Exelixis, Inc. (a)	290,742
4,796	Halozyme Therapeutics, Inc. (a)	229,297
2,138	Neurocrine Biosciences, Inc. (a)	291,837
685	United Therapeutics Corp. (a)	241,695
		1,558,219
	Building Products — 2.1%
5,718	AZEK (The) Co., Inc. (a)	271,433
3,231	Tecnoglass, Inc.	256,283
		527,716
	Capital Markets — 1.0%
24,287	WisdomTree, Inc.	255,013
	Chemicals — 2.7%
2,202	Cabot Corp.	201,065
2,227	Innospec, Inc.	245,104
1,890	RPM International, Inc.	232,583
		678,752
	Commercial Services & Supplies — 2.7%
1,464	MSA Safety, Inc.	242,687
5,033	Rollins, Inc.	233,280
5,168	Tetra Tech, Inc.	205,893
		681,860
	Construction & Engineering — 5.1%
1,959	Argan, Inc.	268,461
604	Comfort Systems USA, Inc.	256,132
556	EMCOR Group, Inc.	252,369
1,579	Sterling Infrastructure, Inc. (a)	265,983
827	Valmont Industries, Inc.	253,616
		1,296,561
	Construction Materials — 1.3%
2,432	United States Lime & Minerals, Inc.	322,824
Shares	Description	Value

	Consumer Staples Distribution & Retail — 2.0%
647	Casey’s General Stores, Inc.	$256,361
2,714	PriceSmart, Inc.	250,149
		506,510
	Diversified Consumer Services — 2.8%
3,454	Adtalem Global Education, Inc. (a)	313,796
3,911	Stride, Inc. (a)	406,470
		720,266
	Electrical Equipment — 0.9%
552	Hubbell, Inc.	231,227
	Electronic Equipment, Instruments & Components — 0.7%
2,570	ePlus, Inc. (a)	189,872
	Energy Equipment & Services — 3.6%
4,240	Cactus, Inc., Class A	247,446
7,249	Helmerich & Payne, Inc.	232,113
4,059	Tidewater, Inc. (a)	222,068
2,961	Weatherford International PLC	212,097
		913,724
	Financial Services — 2.0%
714	Corpay, Inc. (a)	241,632
2,558	Euronet Worldwide, Inc. (a)	263,064
		504,696
	Food Products — 3.1%
1,879	Ingredion, Inc.	258,475
1,436	Lancaster Colony Corp.	248,629
8,336	Tootsie Roll Industries, Inc.	269,503
		776,607
	Health Care Equipment & Supplies — 1.8%
3,314	Haemonetics Corp. (a)	258,757
2,162	Lantheus Holdings, Inc. (a)	193,413
		452,170
	Health Care Providers & Services — 1.8%
7,975	Option Care Health, Inc. (a)	185,020
14,976	Progyny, Inc. (a)	258,336
		443,356
	Hotels, Restaurants & Leisure — 1.0%
1,372	Texas Roadhouse, Inc.	247,550
	Household Durables — 2.4%
563	Cavco Industries, Inc. (a)	251,227

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
992	Installed Building Products, Inc.	$173,848
608	TopBuild Corp. (a)	189,295
		614,370
	Insurance — 5.8%
657	Everest Group Ltd.	238,136
2,105	HCI Group, Inc.	245,296
533	Kinsale Capital Group, Inc.	247,914
893	RenaissanceRe Holdings Ltd.	222,187
4,119	W.R. Berkley Corp.	241,044
135	White Mountains Insurance Group Ltd.	262,583
		1,457,160
	IT Services — 1.2%
1,252	EPAM Systems, Inc. (a)	292,743
	Life Sciences Tools & Services — 0.9%
708	Medpace Holdings, Inc. (a)	235,219
	Machinery — 2.0%
2,508	Allison Transmission Holdings, Inc.	271,014
1,242	Lincoln Electric Holdings, Inc.	232,838
		503,852
	Metals & Mining — 3.7%
1,592	Carpenter Technology Corp.	270,179
4,497	Commercial Metals Co.	223,051
850	Reliance, Inc.	228,871
4,034	Warrior Met Coal, Inc.	218,804
		940,905
	Oil, Gas & Consumable Fuels — 3.6%
2,348	CONSOL Energy, Inc.	250,485
10,611	Coterra Energy, Inc.	271,005
5,049	International Seaways, Inc.	181,461
10,130	Peabody Energy Corp.	212,122
		915,073
	Personal Care Products — 1.2%
2,332	elf Beauty, Inc. (a)	292,783
	Pharmaceuticals — 1.7%
4,963	Amphastar Pharmaceuticals, Inc. (a)	184,276
7,126	Harmony Biosciences Holdings, Inc. (a)	245,206
		429,482
	Professional Services — 6.2%
1,105	FTI Consulting, Inc. (a)	211,199
2,876	Insperity, Inc.	222,919
1,489	Leidos Holdings, Inc.	214,505
Shares	Description	Value

	Professional Services (Continued)
1,466	Paylocity Holding Corp. (a)	$292,423
24,523	Upwork, Inc. (a)	400,951
9,305	Verra Mobility Corp. (a)	224,995
		1,566,992
	Semiconductors & Semiconductor Equipment — 4.9%
2,735	Axcelis Technologies, Inc. (a)	191,094
2,021	Cirrus Logic, Inc. (a)	201,251
4,733	Lattice Semiconductor Corp. (a)	268,125
10,629	Photronics, Inc. (a)	250,419
6,128	Rambus, Inc. (a)	323,926
		1,234,815
	Software — 11.1%
2,036	Agilysys, Inc. (a)	268,161
1,255	Appfolio, Inc., Class A (a)	309,634
4,282	BlackLine, Inc. (a)	260,174
3,490	DocuSign, Inc. (a)	313,891
1,637	InterDigital, Inc.	317,120
846	Manhattan Associates, Inc. (a)	228,623
3,445	Pegasystems, Inc.	321,074
1,368	PTC, Inc. (a)	251,534
2,048	Qualys, Inc. (a)	287,170
1,309	SPS Commerce, Inc. (a)	240,843
		2,798,224
	Specialty Retail — 0.9%
1,610	Abercrombie & Fitch Co., Class A (a)	240,647
	Technology Hardware, Storage & Peripherals — 1.1%
4,422	Pure Storage, Inc., Class A (a)	271,643
	Textiles, Apparel & Luxury Goods — 4.0%
1,810	Crocs, Inc. (a)	198,249
1,559	Deckers Outdoor Corp. (a)	316,617
3,998	Skechers USA, Inc., Class A (a)	268,826
5,196	Steven Madden Ltd.	220,934
		1,004,626
	Trading Companies & Distributors — 3.0%
1,087	Applied Industrial Technologies, Inc.	260,304
20,301	DNOW, Inc. (a)	264,116
502	Watsco, Inc.	237,893
		762,313
	Total Common Stocks	25,229,061
	(Cost $27,004,201)

First Trust SMID Growth Strength ETF (FSGS)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
28,984	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (b)	$28,984
	(Cost $28,984)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$174	Bank of America Corp., 4.45% (b), dated 12/31/24, due 01/02/25, with a maturity value of $174. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $177. (c)	174
	(Cost $174)

	Total Investments — 100.0%	25,258,219
	(Cost $27,033,359)
	Net Other Assets and Liabilities — (0.0)%	(6,396)
	Net Assets — 100.0%	$25,251,823

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of December 31, 2024.
(c)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,229,061	$ 25,229,061	$ —	$ —
Money Market Funds	28,984	28,984	—	—
Repurchase Agreements	174	—	174	—
Total Investments	$25,258,219	$25,258,045	$174	$—

*	See Portfolio of Investments for industry breakout.

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Australia — 4.6%
4,083	Aristocrat Leisure Ltd. (AUD)	$172,757
60,555	Tabcorp Holdings Ltd. (AUD)	21,177
		193,934
	Bermuda — 0.6%
75,250	China Ruyi Holdings Ltd. (HKD) (c) (d)	23,738
	Cayman Islands — 18.8%
2,716	Hello Group, Inc., ADR	20,940
7,712	iQIYI, Inc., ADR (c)	15,501
5,077	JOYY, Inc., ADR (c)	212,473
19,764	Kuaishou Technology (HKD) (c) (e) (f)	105,224
1,150	NetEase Cloud Music, Inc. (HKD) (c) (e) (f)	16,910
2,017	NetEase, Inc., ADR	179,937
3,117	Tencent Holdings Ltd. (HKD)	167,355
6,534	Tencent Music Entertainment Group, ADR	74,161
		792,501
	Greece — 0.4%
1,143	OPAP S.A. (EUR)	18,588
	Ireland — 4.6%
749	Flutter Entertainment PLC (GBP) (c)	194,285
	Isle Of Man — 1.4%
4,788	Entain PLC (GBP)	41,191
2,047	Playtech PLC (GBP) (c)	18,323
		59,514
	Japan — 13.8%
2,500	Capcom Co., Ltd. (JPY)	55,197
700	Konami Group Corp. (JPY)	65,843
3,061	Nexon Co., Ltd. (JPY)	46,233
3,290	Nintendo Co., Ltd. (JPY)	193,705
9,315	Sony Group Corp. (JPY)	199,449
500	Square Enix Holdings Co., Ltd. (JPY)	19,533
		579,960
	Luxembourg — 5.0%
470	Spotify Technology S.A. (c)	210,269
	South Korea — 1.5%
215	Krafton, Inc. (KRW) (c)	45,639
283	SOOP Co., Ltd. (KRW)	17,474
		63,113
	Sweden — 2.7%
1,580	Betsson AB, Class B (SEK)	20,507
1,224	Evolution AB (SEK) (e) (f)	94,346
		114,853
Shares	Description	Value

	Switzerland — 0.7%
1,622	Sportradar Group AG, Class A (c)	$28,125
	United States — 45.8%
1,082	Advanced Micro Devices, Inc. (c)	130,695
3,512	DraftKings, Inc., Class A (c)	130,646
1,252	Electronic Arts, Inc.	183,167
12,903	fuboTV, Inc. (c)	16,258
3,055	GameStop Corp., Class A (c)	95,744
699	Light & Wonder, Inc. (c)	60,380
1,774	MGM Resorts International (c)	61,469
243	Netflix, Inc. (c)	216,591
1,069	Penn Entertainment, Inc. (c)	21,187
3,818	ROBLOX Corp., Class A (c)	220,909
950	Roku, Inc. (c)	70,623
3,732	Rumble, Inc. (c) (d)	48,553
1,805	Rush Street Interactive, Inc. (c)	24,765
1,158	Take-Two Interactive Software, Inc. (c)	213,165
2,127	Unity Software, Inc. (c)	47,794
1,911	Walt Disney (The) Co.	212,790
16,660	Warner Bros. Discovery, Inc. (c)	176,096
		1,930,832
	Total Common Stocks	4,209,712
	(Cost $3,747,889)
MONEY MARKET FUNDS — 0.1%
4,888	Dreyfus Government Cash Management Fund, Institutional Shares - 4.36% (g)	4,888
	(Cost $4,888)

First Trust S-Network Streaming & Gaming ETF (BNGE)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.5%
$62,574	Bank of America Corp., 4.45% (g), dated 12/31/24, due 01/02/25, with a maturity value of $62,589. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 3.63%, due 05/31/28 to 05/15/54. The value of the collateral including accrued interest is $63,825. (h)	$62,574
	(Cost $62,574)

	Total Investments — 101.5%	4,277,174
	(Cost $3,815,351)
	Net Other Assets and Liabilities — (1.5)%	(62,637)
	Net Assets — 100.0%	$4,214,537

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities is $56,808 and the
total value of the collateral held by the Fund, including for securities sold and pending settlement, is $62,574.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of December 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
USD	– United States Dollar

Sector Allocation	% of Total Investments
Communication Services	66.1%
Consumer Discretionary	28.1
Information Technology	4.2
Repurchase Agreements	1.5
Money Market Funds	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	64.1%
JPY	13.6
HKD	7.3
GBP	5.9
AUD	4.5
SEK	2.7
KRW	1.5
EUR	0.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,209,712	$ 4,209,712	$ —	$ —
Money Market Funds	4,888	4,888	—	—
Repurchase Agreements	62,574	—	62,574	—
Total Investments	$4,277,174	$4,214,600	$62,574	$—

*	See Portfolio of Investments for country breakout.

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Aerospace & Defense — 1.6%
219	Boeing (The) Co. (a)	$38,763
	Automobiles — 5.8%
354	Tesla, Inc. (a)	142,959
	Biotechnology — 4.2%
442	Gilead Sciences, Inc.	40,827
38	Regeneron Pharmaceuticals, Inc. (a)	27,069
91	Vertex Pharmaceuticals, Inc. (a)	36,646
		104,542
	Broadline Retail — 8.8%
994	Amazon.com, Inc. (a)	218,074
	Building Products — 0.8%
299	Carrier Global Corp.	20,410
	Capital Markets — 0.6%
27	MSCI, Inc.	16,200
	Communications Equipment — 1.7%
100	Arista Networks, Inc. (a)	11,053
377	Cisco Systems, Inc.	22,318
17	Motorola Solutions, Inc.	7,858
		41,229
	Electrical Equipment — 1.9%
142	Eaton Corp. PLC	47,125
	Electronic Equipment, Instruments & Components — 0.2%
31	TE Connectivity PLC	4,432
	Entertainment — 4.7%
131	Netflix, Inc. (a)	116,763
	Ground Transportation — 1.7%
713	Uber Technologies, Inc. (a)	43,008
	Health Care Equipment & Supplies — 4.5%
521	Boston Scientific Corp. (a)	46,536
126	Intuitive Surgical, Inc. (a)	65,767
		112,303
	Hotels, Restaurants & Leisure — 3.2%
12	Booking Holdings, Inc.	59,621
115	DoorDash, Inc., Class A (a)	19,291
		78,912
	Interactive Media & Services — 12.3%
1,117	Alphabet, Inc., Class A	211,448
162	Meta Platforms, Inc., Class A	94,853
		306,301
Shares	Description	Value

	Machinery — 4.7%
173	Caterpillar, Inc.	$62,757
48	Cummins, Inc.	16,733
91	Deere & Co.	38,557
		118,047
	Media — 0.7%
157	Trade Desk (The), Inc., Class A (a)	18,452
	Personal Care Products — 0.6%
680	Kenvue, Inc.	14,518
	Pharmaceuticals — 4.2%
105	Eli Lilly & Co.	81,060
149	Zoetis, Inc.	24,277
		105,337
	Semiconductors & Semiconductor Equipment — 16.4%
165	Advanced Micro Devices, Inc. (a)	19,930
85	Applied Materials, Inc.	13,824
502	Broadcom, Inc.	116,384
134	Lam Research Corp.	9,679
88	Marvell Technology, Inc.	9,720
113	Micron Technology, Inc.	9,510
1,526	NVIDIA Corp.	204,926
26	NXP Semiconductors N.V.	5,404
93	Texas Instruments, Inc.	17,438
		406,815
	Software — 13.0%
45	Adobe, Inc. (a)	20,011
22	Autodesk, Inc. (a)	6,503
28	Cadence Design Systems, Inc. (a)	8,413
23	CrowdStrike Holdings, Inc., Class A (a)	7,870
65	Fortinet, Inc. (a)	6,141
28	Intuit, Inc.	17,598
431	Microsoft Corp.	181,666
164	Oracle Corp.	27,329
66	Palo Alto Networks, Inc. (a)	12,009
21	ServiceNow, Inc. (a)	22,262
16	Synopsys, Inc. (a)	7,766
21	Workday, Inc., Class A (a)	5,419
		322,987

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 8.0%
795	Apple, Inc.	$199,084

	Total Investments — 99.6%	2,476,261
	(Cost $2,321,595)
	Net Other Assets and Liabilities — 0.4%	9,110
	Net Assets — 100.0%	$2,485,371

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,476,261	$ 2,476,261	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments
December 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.1%
925	L3Harris Technologies, Inc.	$194,509
646	Northrop Grumman Corp.	303,161
6,502	RTX Corp.	752,412
		1,250,082
	Automobiles — 6.1%
148,739	Ford Motor Co.	1,472,516
77,214	Stellantis N.V.	1,007,643
		2,480,159
	Banks — 0.8%
7,484	Truist Financial Corp.	324,656
	Beverages — 4.1%
14,449	Coca-Cola (The) Co.	899,595
5,123	PepsiCo, Inc.	779,003
		1,678,598
	Biotechnology — 2.8%
3,349	AbbVie, Inc.	595,117
239	Alnylam Pharmaceuticals, Inc. (a)	56,239
276	Biogen, Inc. (a)	42,206
2,364	Gilead Sciences, Inc.	218,363
649	Moderna, Inc. (a)	26,986
489	Vertex Pharmaceuticals, Inc. (a)	196,920
		1,135,831
	Capital Markets — 5.5%
590	Cboe Global Markets, Inc.	115,286
3,207	Intercontinental Exchange, Inc.	477,875
881	Moody’s Corp.	417,039
2,655	Nasdaq, Inc.	205,258
1,801	S&P Global, Inc.	896,952
1,224	T. Rowe Price Group, Inc.	138,422
		2,250,832
	Chemicals — 1.6%
3,847	Corteva, Inc.	219,125
2,090	DuPont de Nemours, Inc.	159,363
1,442	International Flavors & Fragrances, Inc.	121,921
1,316	PPG Industries, Inc.	157,196
		657,605
	Communications Equipment — 5.1%
5,046	Arista Networks, Inc. (a)	557,734
18,899	Cisco Systems, Inc.	1,118,821
854	Motorola Solutions, Inc.	394,745
		2,071,300
	Diversified Telecommunication Services — 2.7%
27,439	Verizon Communications, Inc.	1,097,286
Shares	Description	Value

	Electric Utilities — 0.8%
1,674	Edison International	$133,652
1,517	Eversource Energy	87,121
3,173	PPL Corp.	102,996
		323,769
	Electrical Equipment — 1.7%
2,786	Emerson Electric Co.	345,269
557	Rockwell Automation, Inc.	159,185
1,778	Vertiv Holdings Co., Class A	201,999
		706,453
	Energy Equipment & Services — 0.3%
1,305	Halliburton Co.	35,483
2,298	Schlumberger N.V.	88,105
		123,588
	Entertainment — 1.5%
894	Spotify Technology S.A. (a)	399,958
1,200	Take-Two Interactive Software, Inc. (a)	220,896
		620,854
	Financial Services — 1.7%
3,110	Block, Inc. (a)	264,319
3,121	Fidelity National Information Services, Inc.	252,083
1,428	Global Payments, Inc.	160,022
		676,424
	Food Products — 0.4%
542	Hershey (The) Co.	91,788
2,867	Kraft Heinz (The) Co.	88,045
		179,833
	Ground Transportation — 0.6%
1,102	Norfolk Southern Corp.	258,639
	Health Care Equipment & Supplies — 0.4%
548	Becton Dickinson & Co.	124,325
187	STERIS PLC	38,439
		162,764
	Health Care Providers & Services — 2.6%
459	Cardinal Health, Inc.	54,286
537	Cigna Group (The)	148,287
1,742	UnitedHealth Group, Inc.	881,208
		1,083,781
	Health Care REITs — 0.2%
1,177	Ventas, Inc.	69,313

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 4.5%
2,308	DoorDash, Inc., Class A (a)	$387,167
10,742	Yum! Brands, Inc.	1,441,147
		1,828,314
	Independent Power and Renewable Electricity Producers — 0.5%
1,504	Vistra Corp.	207,356
	Industrial Conglomerates — 2.6%
2,685	3M Co.	346,607
3,169	Honeywell International, Inc.	715,845
		1,062,452
	Insurance — 5.1%
1,461	Allstate (The) Corp.	281,666
3,725	American International Group, Inc.	271,180
1,186	Aon PLC, Class A	425,964
1,216	Arthur J. Gallagher & Co.	345,162
2,757	Marsh & McLennan Cos., Inc.	585,614
570	Willis Towers Watson PLC	178,547
		2,088,133
	Interactive Media & Services — 4.6%
3,244	Meta Platforms, Inc., Class A	1,899,394
	IT Services — 5.8%
3,218	Accenture PLC, Class A	1,132,060
2,552	Cognizant Technology Solutions Corp., Class A	196,249
4,730	International Business Machines Corp.	1,039,796
		2,368,105
	Machinery — 0.6%
666	Cummins, Inc.	232,168
	Metals & Mining — 0.6%
6,505	Newmont Corp.	242,116
	Multi-Utilities — 1.0%
1,502	Consolidated Edison, Inc.	134,023
3,650	Dominion Energy, Inc.	196,589
792	DTE Energy Co.	95,634
		426,246
	Oil, Gas & Consumable Fuels — 3.0%
2,792	Chevron Corp.	404,393
7,260	Exxon Mobil Corp.	780,958
1,019	Occidental Petroleum Corp.	50,349
		1,235,700
Shares	Description	Value

	Personal Care Products — 0.5%
810	Estee Lauder (The) Cos., Inc., Class A	$60,734
7,154	Kenvue, Inc.	152,738
		213,472
	Pharmaceuticals — 4.6%
3,846	Bristol-Myers Squibb Co.	217,530
1,618	Eli Lilly & Co.	1,249,096
10,755	Pfizer, Inc.	285,330
796	Zoetis, Inc.	129,692
		1,881,648
	Professional Services — 0.6%
661	Broadridge Financial Solutions, Inc.	149,445
683	Leidos Holdings, Inc.	98,393
		247,838
	Real Estate Management & Development — 0.2%
1,184	CoStar Group, Inc. (a)	84,763
	Retail REITs — 0.3%
2,534	Realty Income Corp.	135,341
	Semiconductors & Semiconductor Equipment — 13.4%
10,766	Broadcom, Inc.	2,495,989
691	KLA Corp.	435,413
4,430	Marvell Technology, Inc.	489,294
15,293	NVIDIA Corp.	2,053,697
		5,474,393
	Software — 7.6%
2,274	Adobe, Inc. (a)	1,011,203
811	Atlassian Corp., Class A (a)	197,381
3,240	Fortinet, Inc. (a)	306,115
811	MicroStrategy, Inc., Class A (a)	234,882
8,244	Oracle Corp.	1,373,780
		3,123,361
	Specialized REITs — 1.5%
1,362	American Tower Corp.	249,804
1,269	Crown Castle, Inc.	115,174
612	Extra Space Storage, Inc.	91,555
850	Iron Mountain, Inc.	89,344
311	SBA Communications Corp.	63,382
		609,259
	Technology Hardware, Storage & Peripherals — 0.9%
5,021	HP, Inc.	163,835

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
December 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
1,052	NetApp, Inc.	$122,116
1,669	Western Digital Corp. (a)	99,523
		385,474

	Total Investments — 99.9%	40,897,300
	(Cost $41,744,802)
	Net Other Assets and Liabilities — 0.1%	36,626
	Net Assets — 100.0%	$40,933,926

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 40,897,300	$ 40,897,300	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
December 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Nasdaq Bank ETF
First Trust Nasdaq Food & Beverage ETF
First Trust Nasdaq Oil & Gas ETF
First Trust Nasdaq Pharmaceuticals ETF
First Trust Nasdaq Semiconductor ETF
First Trust Nasdaq Transportation ETF
First Trust SMID Capital Strength ETF
First Trust SMID Growth Strength ETF
Nasdaq®, Nasdaq US Smart BanksTM Index, Nasdaq US Smart Food & BeverageTM Index, Nasdaq US Smart Oil & GasTM Index, Nasdaq US Smart PharmaceuticalsTM Index, Nasdaq US Smart SemiconductorTM Index, Nasdaq US Smart TransportationTM Index, The SMID Capital Strength Index, and The SMID Growth Strength Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust S-Network E-Commerce ETF
First Trust S-Network Streaming & Gaming ETF
S-Network, S-Network Global E-Commerce IndexTM and S-Network Streaming & Gaming Index are service marks of VettaFi LLC and have been licensed for use by First Trust Advisors L.P. The Funds are not issued, sponsored, endorsed, sold or promoted by VettaFi LLC (collectively, “VettaFi”). VettaFi makes no representation or warranty, express or implied, to the purchasers or owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Index to track general market performance.
Emerging Markets Equity Select ETF
Nasdaq Riskalyze Emerging MarketsTM Index is trademark or service mark of Nitrogen Wealth, Inc. (“Nitrogen Wealth”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by Nitrogen Wealth and Nitrogen Wealth makes no representation regarding the advisability of trading in the Funds. Nasdaq Riskalyze Emerging MarketsTM Index is a product of Nitrogen Wealth. RISKALYZE® and NASDAQ RISKALYZE EMERGING MARKETSTM INDEX are trademarks of Nitrogen Wealth. Nasdaq® is a trademark of Nasdaq, Inc.

First Trust Exchange-Traded Fund VI
Additional Information (Continued)
December 31, 2024 (Unaudited)
First Trust Bloomberg Shareholder Yield ETF
First Trust Bloomberg R&D Leaders ETF
First Trust New Constructs Core Earnings Leaders ETF
“Bloomberg®”, Bloomberg Shareholder Yield Index, Bloomberg R&D Leaders Select Index and Bloomberg New Constructs Core Earnings Leaders Index licensed herein (the “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust S&P 500 Diversified Dividend Aristocrats ETF
S&P 500® Sector-Neutral Dividend Aristocrats Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.